BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 24, 2025 CAD ($)	May 16, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Commercial paper	$ 268
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,200
Line of credit facility, unused capacity, commitment fee percentage	0.0013
Subsidiary and corporate borrowings	$ 700	$ 0
Letter of credit outstanding amount	$ 11	11
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.20%
Medium-term notes, maturing january 6, 2031
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 264	273	$ 375
Medium-term notes, maturing january 6, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.70%		3.70%
Medium-term notes, maturing september 24, 2035
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 229	237	$ 325
Medium-term notes, maturing september 24, 2035 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%		4.50%
Subordinated notes, maturing september 1, 2055
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 177	183		$ 250
Subordinated notes, maturing september 1, 2055 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.60%			5.60%
Revolving credit facility with brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000
Subsidiary and corporate borrowings	$ 0	$ 0
Borrowing renewal term	1 year
Borrowings, adjustment to interest rate basis	1.90%